Principal Exchange-Traded Funds
Supplement dated April 29, 2019
to the Statement of Additional Information dated November 1, 2018 as amended and restated April 8, 2019
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
Under Fundamental Restrictions, delete item 2, and replace with the following:

2)	may not purchase or sell commodities, except as permitted by applicable law, regulation or regulatory authority having jurisdiction.
Under Fundamental Restrictions, delete item 7.c., and replace with the following:

c.
The remaining Funds may not concentrate, as that term is used in the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time, its investments in a particular industry or group of industries.

LEADERSHIP STRUCTURE AND BOARD OF TRUSTEES
Delete the second-to-last sentence of the first paragraph, and replace with the following:
The Board is currently composed of twelve members, nine of whom are Independent Trustees.
Add the following under Interested Trustees:
Timothy M. Dunbar. Mr. Dunbar has served as a Trustee of the Trust and Director of PFI and PVC since 2019. Mr. Dunbar serves as President of Global Asset Management for Principal®, overseeing all of Principal’s asset management capabilities, including with respect to PGI, PLIC, and PFSI, among others. He also serves on numerous boards of directors of Principal® subsidiaries, including PGI and Post. He has served in various other positions since joining Principal® in 1986. Through his education and employment experience, Mr. Dunbar is experienced with financial, accounting, regulatory, and investment matters.
Add the following to the Interested Trustees table:

Timothy M. Dunbar 711 High Street Des Moines, IA 50392 1957	Trustee (since 2019)	Director, PGI (since 2018) President - Principal Global Asset Management, PGI, PLIC, PFSI, and PFG (since 2018) Chair/Executive Vice President, RobustWealth, Inc. (since 2018) Director, Post (since 2018) Executive Vice President/Chief Investment Officer, PLIC, PFSI, and PFG (2014-2018)	131	None
Delete the ownership table entitled “Trustees Considered to be ‘Interested Persons’” and replace with the following:

		Beer	Dunbar	Halter
ETFs in this SAI		A	A	A
	Total Fund Complex	E	E	E

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